Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 2,227,093	$ 313,681	¥ 411,900	¥ (3,654,528)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization	74,742	10,527	88,343	67,422
Share-based compensation	441,827	62,230	919,255	3,628,602
Modification of options	0	0	0	209,311
Allowance (reversal) for doubtful accounts	(767)	(108)	4,613	1,591
Provision for loans receivable	234,599	33,043	194,272	97,658
Loss (gain) from disposal of property and equipment	803	113	(483)	283
Net loss (gain) from disposal and deemed disposal of investment in equity investees	(3,852)	(543)	879	124
Investment (income) loss from forward contract	0	0	4,058	(25,878)
Share of loss in equity method investees	2,067	291	1,246	11,321
Unrealized (gains) losses from fair value changes of investments and derivative assets	(12,938)	(1,822)	63,390	(23,967)
Noncash lease expense	12,791	1,802	12,220	0
Impairment loss and others	2,149	303	(15,048)	96,099
Changes in operating assets and liabilities:
Accounts receivable	(10,043)	(1,415)	14,069	18,799
Amounts due from related parties	0	0	7,075	(7,075)
Loans receivable	(1,107,222)	(155,949)	(1,065,054)	(561,368)
Prepayments and other current assets	163,248	22,993	(943,214)	(656,008)
Deferred tax assets	(107,591)	(15,154)	(20,998)	(1,450)
Accounts payable	(2,733)	(385)	(1,428)	5,314
Prepaid for freight listing fees and other service fees	86,837	12,231	78,844	41,898
Income tax payable	102,683	14,463	20,695	5,614
Other tax payable	63,020	8,876	82,839	191,621
Amounts due to related parties	(6,066)	(854)	(6,252)	(31,213)
Accrued expenses and other current liabilities	295,622	41,637	158,236	385,712
Deferred tax liabilities	(13,020)	(1,834)	(14,153)	(11,301)
Operating lease liabilities	(12,724)	(1,792)	(8,824)	0
Other non-current liabilities	22,950	3,232	0	0
Other non-current assets	(183,829)	(25,892)	(2,000)	0
Net cash (used in) provided by operating activities	2,269,646	319,674	(15,520)	(211,419)
Cash flows from investing activities:
Purchases of short-term investments	(11,617,682)	(1,636,316)	(84,599,727)	(23,340,272)
Maturity of short-term investments	21,594,724	3,041,553	86,901,541	10,069,291
Purchases of long-term investments	(9,261,359)	(1,304,435)	0	0
Maturity of forward contracts	0	0	(4,058)	25,878
Payments for investment in equity investees	(63,000)	(8,873)	(6,500)	(887,327)
Acquisition of subsidiaries, net of cash acquired	0	0	(76,586)	(242,009)
Net cash out in relation to disposal of a subsidiary	0	0	0	(401)
Return from dissolution of equity investments	0	0	1,502	11,929
Purchases of property and equipment, land use rights and intangible assets	(100,344)	(14,133)	(85,686)	(43,220)
Proceeds from disposal of property and equipment and intangible assets	1,400	197	735	7,158
Net cash (used in) provided by investing activities	553,739	77,993	2,131,221	(14,398,973)
Cash flows from financing activities:
Repayments of short-term loans	0	0	(9,000)	0
Cash paid to investors of the consolidated trusts	0	0	0	(31,400)
Proceeds from exercise of share options	1	0	8	20
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares	(1,168,301)	(164,552)	(884,360)	(2,208,791)
Taxes paid for employees through repurchase of ordinary shares	(26,741)	(3,766)	(508,015)	(376,646)
Cash prepaid for repurchase of ordinary shares	(179,784)	(25,322)	0	0
Proceeds from initial public offering, net of issuance cost paid of RMB31,785	0	0	0	11,059,043
Proceeds from issuance of convertible redeemable preferred shares	0	0	0	385,788
Proceeds prepaid by investors of a subsidiary	90,000	12,676	0	0
Capital contribution from redeemable non-controlling interests	111,823	15,750	71,192	0
Capital contribution from non-controlling interests	6,000	845	0	73,500
Net cash provided by (used in) financing activities	(1,167,002)	(164,369)	(1,330,175)	8,901,514
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	18,954	2,669	71,932	(87,677)
Net (decrease) increase in cash, cash equivalents and restricted cash	1,675,337	235,967	857,458	(5,796,555)
Cash and cash equivalents and restricted cash, beginning of the year	5,221,071	735,372	4,363,613	10,160,168
Total cash, cash equivalents, and restricted cash	6,896,408	971,339	5,221,071	4,363,613
The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.
Cash and cash equivalents, end of the year	6,770,895	953,661	5,137,312	4,284,291
Restricted cash, current	115,513	16,270	83,759	65,822
Restricted cash, non-current	10,000	1,408	0	13,500
Total cash, cash equivalents, and restricted cash	6,896,408	971,339	5,221,071	4,363,613
Supplemental disclosure of cash flow information:
Cash paid for interest (excluding interest paid to investors of consolidated trusts)			175	65
Income taxes paid	124,732	17,568	110,491	49,612
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of intangible assets and property and equipment through prepayments made in prior year				43,000
Investment in equity investees through prepayments made in prior year				100,000
Waiver of payable to an equity investee				771
Repurchase of ordinary shares through offsetting loans or interests receivable				5,400
Consideration payable for repurchase of ordinary shares and convertible redeemable preferred shares				129,738
Consideration payable for acquisition				76,586
Tax payable for employees through repurchase of ordinary shares				¥ 250,008
Settlement of subscription receivables through surrender of ordinary shares held by the shareholder			1,310,140
Reclassification from non-controlling interests to redeemable non-controlling interests			73,980
Payables for purchase of intangible assets and property and equipment	28,238	3,977	¥ 7,505
TYT Company [Member]
Supplemental disclosure of non-cash investing and financing activities:
Vesting of restricted shares of TYT (see note 17)	¥ 8,050	$ 1,134